Non-current assets held for sale and liabilities associated with non-current assets held for sale - Narrative (Details) - EUR (€) € in Millions		6 Months Ended
	Jan. 09, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Agreement for the sale of Santander Bank Polska S.A. | Santander Bank Polska SA
Assets And Liabilities Classified As Held For Sale [Line Items]
Sale of proportion of ownership interest in subsidiary	49.00%
Agreement for the sale of Santander Bank Polska S.A. | Santander Towarzystwo Funduszy Inwestycyjnych S.A.
Assets And Liabilities Classified As Held For Sale [Line Items]
Sale of proportion of ownership interest in subsidiary	50.00%
Assets and liabilities classified as held for sale
Assets And Liabilities Classified As Held For Sale [Line Items]
Provision recognised for non-current assets held for sale		€ 2,241		€ 2,357
Net charges recorded against valuation allowances		30	€ 54
Recoveries		€ 12	€ 7